Non-current asset held for sale and discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2026
Disclosure of analysis of single amount of discontinued operations [line items]
Assets Of Disposal Group Including Discontinued Operations		€ 13,489
Lease Liabilities, Disposal Group Including Discontinued Operations		112
Non-Current Provisions And Other Non-Current Liabilities, Disposal Group Including Discontinued Operations		204
Accounts Payable, Disposal Group Including Discontinued Operations		797
Current Provisions And Other Current Liabilities, Disposal Group Including Discontinued Operations		570
Other Liabilities, Disposal Group Including Discontinued Operations		448
Liabilities Of Disposal Group Including Discontinued Operations		2,131
Property, Plant And Equipmenet, Disposal Group Including Discontinued Operations		760
Right Of Use Assets, Disposal Group Including Discontinued Operations		116
Goodwill, Disposal Group Including Discontinued Operations		7,255
Other Intangible Assets, Disposal Group Including Discontinued Operations		2,928
Inventories, Disposal Group Including Discontinued Operations		600
Accounts Receivables, Disposal Group Including Discontinued Operations		989
Other Assets, Disposal Group Including Discontinued Operations		841
Net income excluding the exchanged/held-for-exchange Animal Health business		€ 2,874	€ 64	€ 338
Basic earnings (loss) per share from discontinued operations		€ 2.35	€ 0.04	€ 0.25	[1]
Revenue From Disposal Group Including Discontinued Operations	[2]	€ 1,736	€ 5,092	€ 4,942
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations		(116)	(240)	(585)
Operating Revenue, Disposal Group Including Discontinued Operations	[2]	264	305	915
Income Before Tax And Investments Accounted For Using The Equity Method, Disposal Group Including Discontinued Operations		2,990	288	902
Tax expense (income)		1,043	1,204	1,017	[1],[3]
Deferred tax liability (asset)		(6,942)	(5,801)	(4,570)
Gain on Disposal of Opella, Disposal Group Including Discontinued Operations		2,718	0	0
Opella Business
Disclosure of analysis of single amount of discontinued operations [line items]
Net income excluding the exchanged/held-for-exchange Animal Health business		2,600
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations		€ 108
Tax expense (income)			122
Deferred tax liability (asset)				€ 365
Changes in Profit Loss from Discontinued Operations			€ 274
Later than one year and not later than three years [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable Purchase Commitments Received
Later than three years and not later than five years [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable Purchase Commitments Received
Later than five years [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable Purchase Commitments Received

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) In 2025, these lines include the net sales, other revenues and operating income of Opella until the date of loss of control (see Note D.1.).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).